Derivatives - Narrative (Details) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2014 Interest rate swaps Derivatives not designated as hedges CPI USD ($) derivative_instrument	Dec. 31, 2014 Foreign exchange contracts Derivatives not designated as hedges CAD	Dec. 31, 2014 Foreign exchange contracts Derivatives not designated as hedges GBP (£)	Dec. 31, 2014 Secured Debt Interest rate swaps USD ($)	Dec. 31, 2014 Cash Flow Hedging Interest rate swaps Derivatives designated as hedges: Accumulated Other Comprehensive Income (Loss) USD ($)	Dec. 31, 2014 Cash Flow Hedging Term Loan Interest rate swaps Derivatives designated as hedges: Accumulated Other Comprehensive Income (Loss) USD ($)	Dec. 31, 2014 Cash Flow Hedging Secured Debt Interest rate swaps Derivatives designated as hedges: Accumulated Other Comprehensive Income (Loss) USD ($)
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Unrealized loss						$ (1,213)	$ (712)
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net				(886)
Derivative held (number of instruments)	6
Combined notional value	$ 16,861	25,400	£ 21,000		$ 349,213